Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	CROWN EQUITY HOLDINGS, INC.
Entity Central Index Key	0001103833
Document Type	S-3
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-0677140
Entity Address Address Line 1	11226 Pentland Downs Street
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89141
City Area Code	702
Local Phone Number	683-8946